UNITES STATES
                SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended _March 31, 2001___________ (Please read instructions before preparing form.)
If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

_____One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105__________
          ----------------------------------------------------------------
Business Address      (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President_____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___19_ dav of___ __April ___, 2001

                                               ____Parnassus Investments_______
                   (Name of Institutional Investment Manager)

          (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:      Item 4:     Item 5: SharesItem 6:         Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number Fair Market of Principal  Investment      Managers     Authority
                                                           Value       Amount        Discretion                   (Shares)
                                                                                     (a) Sole (b)(c)      (a) Sole    (b)     (c)
Applied Biosystems Group       Common Stock    038020103       559          25,000        X                            25,000
Ambac Financial Group, Inc.    Common Stock    023139108       886          15,000        X                            15,000
Adobe Systems, Inc.            Common Stock    00724F101    14,102         350,000        X                           350,000
Agere Systems, Inc.            Common Stock    00845V100    10,659       2,740,000        X                         2,740,000
American International Group   Common Stock    026874107    22,003         305,000        X                           305,000
Inc.
Arthur J. Gallagher & Co.      Common Stock    363576109     2,622          80,000        X                            80,000
Advanced Micro Devices, Inc.   Common Stock    007903107       147          10,000        X                            10,000
AGL Resources, Inc.            Common Stock    001204106     3,408         145,000        X                           145,000
American Express Company       Common Stock    025816109    19,456         475,000        X                           475,000
Becton Dickinson & Company     Common Stock    075887109     7,544         200,000        X                           200,000
Baldor Electric                Common Stock    057741100     2,466         109,100        X                           109,100
Building Materials Holding     Common Stock    120113105     1,152          80,000        X                            80,000
Corporation.
Banta Corp.                    Common Stock    066821109       893          25,000        X                            25,000
Bob Evans Farms, Inc.          Common Stock    096761101       706          25,000        X                            25,000
Ciena Corporation              Common Stock    171779101    20,880       2,320,000        X                         2,320,000
Cisco Systems Inc.             Common Stock    17275R102    16,422         970,000        X                           970,000
Dana Corporation               Common Stock    235811106     8,588         400,000        X                           400,000
Deluxe Corporation             Common Stock    248019101       463          10,000        X                            10,000
Electronics for Imaging, Inc.  Common Stock    286082102       183          10,000        X                            10,000
Energen Corporation            Common Stock    29265N108     1,587          60,000        X                            60,000
Federal National Mortgage      Common Stock    313586109    11,982         150,000        X                           150,000
Assoc.
Federal Home Loan Mortgage     Common Stock    313400301    11,090         175,000        X                           175,000
Golden West Financial          Common Stock    381317106       635          10,000        X                            10,000
Corporation
General Mills Inc.             Common Stock    370334104       489          10,000        X                            10,000
Corning, Inc.                  Common Stock    219350105     9,906       1,300,000        X                         1,300,000
Gap, Inc.                      Common Stock    364760108     9,400         625,000        X                           625,000
Hewlett-Packard Company        Common Stock    428236103     3,050         170,000        X                           170,000
International Business         Common Stock    459200101       312           3,000        X                             3,000
Machines Corp.
Idacorp Inc.                   Common Stock    451107106     1,215          30,000        X                            30,000
Intel Corporation              Common Stock    458140100     3,345         110,000        X                           110,000
Invacare Corporation           Common Stock    461203101       752          20,000        X                            20,000
JDS Uniphase Corporation       Common Stock    46612J101     6,597       1,120,000        X                         1,120,000
Johnson & Johnson              Common Stock    478160104     3,248          50,000        X                            50,000
Juniper Networks, Inc.         Common Stock    48203R104     7,446         590,000        X                           590,000
KeySpan Corporation            Common Stock    49337W100    11,281         310,000        X                           310,000
Eli Lilly & Co.                Common Stock    532457108     6,858          90,000        X                            90,000
MetLife, Inc.                  Common Stock    59156R108     1,260          40,000        X                            40,000
McGraw-Hill Company            Common Stock    580645109     1,706          25,000        X                            25,000
Merck & Company, Inc.          Common Stock    589331107     1,727          30,000        X                            30,000
Mylan Laboratories             Common Stock    628530107       737          25,000        X                            25,000
Northwest Natural Gas Company  Common Stock    667655104     3,221         115,000        X                           115,000
ONEOK, Inc.                    Common Stock    682680103       521          25,000        X                            25,000
ONYX Software Corporation      Common Stock    683402101       873         175,000        X                           175,000
Pitney Bowes, Inc.             Common Stock    724479100       856          20,000        X                            20,000
PETsMART, Inc.                 Common Stock    716768106     5,017         370,000        X                           370,000
People's Energy Corporation    Common Stock    711030106     6,301         160,000        X                           160,000
Redback Networks, Inc.         Common Stock    757209101    16,405       4,825,000        X                         4,825,000
RadiSys Corporation            Common Stock    750459109     4,160         231,000        X                           231,000
SAFECO Corporation             Common Stock    786429100     4,966         155,000        X                           155,000
Schwab (Charles) Corporation   Common Stock    808513105       131          10,000        X                            10,000
Sara Lee                       Common Stock    803111103       208          10,000        X                            10,000
Solectron Corporation          Common Stock    834182107     7,488         960,000        X                           960,000
SonicWALL, Inc.                Common Stock    835470105    11,475         880,000        X                           880,000
St. Paul Companies, Inc.       Common Stock    792860108       917          20,000        X                            20,000
Safeway, Inc.                  Common Stock    786514208     3,602          80,000        X                            80,000
UGI Corporation                Common Stock    902681105     4,187         133,600        X                           133,600
Vitesse Semiconductor          Common Stock    928497106     9,604         980,000        X                           980,000
Corporation
WD-40 Company                  Common Stock    929236107       301          10,000        X                            10,000
Wells Fargo Company            Common Stock    949740104     5,681         115,000        X                           115,000
Washington Gas Light Company   Common Stock    938837101     2,820         105,000        X                           105,000
Washington Mutual, Inc.        Common Stock    939322103     8,298         250,478        X                           250,478
Watson Pharmaceuticals, Inc.   Common Stock    942683103    17,744         655,000        X                           655,000
Adaptec Inc. Convertible        Convertible    00651FAC2     1,917       2,000,000        X                         2,000,000
                                   Bond
Central Garden & Pet            Convertible    153527AC0     1,731       2,000,000        X                         2,000,000
                                   Bond
Ciena Coporation Covertible     Convertible    171779AA9       646       1,000,000        X                         1,000,000
Bond                               Bond
Juniper Networks                Convertible    48203RAA2     1,079       1,500,000        X                         1,500,000
                                   Bond
LSI Logic Convertible           Convertible    502161AE2     1,720       2,000,000        X                         2,000,000
                                   Bond
Quantum Corporation             Convertible    747906AC9       929       1,000,000        X                         1,000,000
Convertible                        Bond
Radisys Corporation             Convertible    750459AB5       788       1,000,000        X                         1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible    757209AB7     8,396      16,000,000        X                        16,000,000
                                   Bond
Transwitch Corp. Convertible    Convertible    894065AB9       289         416,000        X                           416,000
Bond                               Bond
                 GRAND TOTALS                                      $360,033

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